INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Current tax:
Current tax on profits for the year
Adjustments for current tax of prior periods		(3)
Total current tax benefit		(3)
Deferred income tax:
Decrease (increase) in deferred tax assets
Income tax benefit		$ (3)